Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Assets
Cash and due from banks	$ 46,226	$ 37,024
Interest-bearing deposits with banks	53,073	50,364
Securities
Trading	229,840	219,067
Investment, net of applicable allowance (Note 4)	359,126	342,721
Securities	588,966	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	279,800	309,683
Loans (Note 5)
Retail	655,434	652,344
Wholesale	406,848	397,171
Loans	1,062,282	1,049,515
Allowance for loan losses (Note 5)	(7,401)	(7,093)
Loans, net	1,054,881	1,042,422
Other
Derivatives	170,830	177,206
Premises and equipment	6,723	6,819
Goodwill	19,255	19,405
Other intangibles	7,343	7,402
Other assets	115,296	112,893
Total other assets	319,447	323,725
Total assets	2,342,393	2,325,006
Deposits (Note 6)
Personal	530,313	529,740
Business and government	949,378	946,314
Bank	62,525	39,562
Total deposits	1,542,216	1,515,616
Other
Obligations related to securities sold short	47,809	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	288,016	289,516
Derivatives	170,731	183,953
Insurance contract liabilities	24,499	24,327
Other liabilities	117,389	108,591
Total other liabilities	648,444	656,278
Subordinated debentures (Note 9)	11,875	13,961
Total liabilities	2,202,535	2,185,855
Equity attributable to shareholders
Retained earnings	99,265	96,938
Other components of equity	8,569	9,726
Total equity attributable to shareholders	139,801	139,092
Non-controlling interests	57	59
Total equity	139,858	139,151
Total liabilities and equity	2,342,393	2,325,006
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 9)	11,131	11,675
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 9)	$ 20,836	$ 20,753